Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2017
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Aug. 25, 2017
Document Effective Date	Aug. 28, 2017
Prospectus Date	Aug. 28, 2017
MFS® Lifetime® Income Fund | A
Prospectus:
Trading Symbol	MLLAX
MFS® Lifetime® Income Fund | B
Prospectus:
Trading Symbol	MLLBX
MFS® Lifetime® Income Fund | C
Prospectus:
Trading Symbol	MLLCX
MFS® Lifetime® Income Fund | I
Prospectus:
Trading Symbol	MLLIX
MFS® Lifetime® Income Fund | R1
Prospectus:
Trading Symbol	MLLEX
MFS® Lifetime® Income Fund | R2
Prospectus:
Trading Symbol	MLLGX
MFS® Lifetime® Income Fund | R3
Prospectus:
Trading Symbol	MLLHX
MFS® Lifetime® Income Fund | R4
Prospectus:
Trading Symbol	MLLJX
MFS® Lifetime® Income Fund | 529A
Prospectus:
Trading Symbol	MLLQX
MFS® Lifetime® Income Fund | 529B
Prospectus:
Trading Symbol	MLLRX
MFS® Lifetime® Income Fund | 529C
Prospectus:
Trading Symbol	MLLSX
MFS® Lifetime® Income Fund | R6
Prospectus:
Trading Symbol	MLLKX
MFS® Lifetime® 2020 Fund | A
Prospectus:
Trading Symbol	MFLAX
MFS® Lifetime® 2020 Fund | B
Prospectus:
Trading Symbol	MFLBX
MFS® Lifetime® 2020 Fund | C
Prospectus:
Trading Symbol	MFLCX
MFS® Lifetime® 2020 Fund | I
Prospectus:
Trading Symbol	MFLIX
MFS® Lifetime® 2020 Fund | R1
Prospectus:
Trading Symbol	MFLEX
MFS® Lifetime® 2020 Fund | R2
Prospectus:
Trading Symbol	MFLGX
MFS® Lifetime® 2020 Fund | R3
Prospectus:
Trading Symbol	MFLHX
MFS® Lifetime® 2020 Fund | R4
Prospectus:
Trading Symbol	MFLJX
MFS® Lifetime® 2020 Fund | R6
Prospectus:
Trading Symbol	MFLKX
MFS® Lifetime® 2025 Fund | B
Prospectus:
Trading Symbol	LTTBX
MFS® Lifetime® 2025 Fund | C
Prospectus:
Trading Symbol	LTTCX
MFS® Lifetime® 2025 Fund | I
Prospectus:
Trading Symbol	LTTIX
MFS® Lifetime® 2025 Fund | R1
Prospectus:
Trading Symbol	LTTRX
MFS® Lifetime® 2025 Fund | R2
Prospectus:
Trading Symbol	LTTSX
MFS® Lifetime® 2025 Fund | R3
Prospectus:
Trading Symbol	LTTTX
MFS® Lifetime® 2025 Fund | R4
Prospectus:
Trading Symbol	LTTUX
MFS® Lifetime® 2025 Fund | A
Prospectus:
Trading Symbol	LTTAX
MFS® Lifetime® 2025 Fund | R6
Prospectus:
Trading Symbol	LTTKX
MFS® Lifetime® 2030 Fund | A
Prospectus:
Trading Symbol	MLTAX
MFS® Lifetime® 2030 Fund | B
Prospectus:
Trading Symbol	MLTBX
MFS® Lifetime® 2030 Fund | C
Prospectus:
Trading Symbol	MLTCX
MFS® Lifetime® 2030 Fund | I
Prospectus:
Trading Symbol	MLTIX
MFS® Lifetime® 2030 Fund | R1
Prospectus:
Trading Symbol	MLTEX
MFS® Lifetime® 2030 Fund | R2
Prospectus:
Trading Symbol	MLTGX
MFS® Lifetime® 2030 Fund | R3
Prospectus:
Trading Symbol	MLTHX
MFS® Lifetime® 2030 Fund | R4
Prospectus:
Trading Symbol	MLTJX
MFS® Lifetime® 2030 Fund | R6
Prospectus:
Trading Symbol	MLTKX
MFS® Lifetime® 2035 Fund | A
Prospectus:
Trading Symbol	LFEAX
MFS® Lifetime® 2035 Fund | B
Prospectus:
Trading Symbol	LFEBX
MFS® Lifetime® 2035 Fund | C
Prospectus:
Trading Symbol	LFECX
MFS® Lifetime® 2035 Fund | I
Prospectus:
Trading Symbol	LFEDX
MFS® Lifetime® 2035 Fund | R1
Prospectus:
Trading Symbol	LFERX
MFS® Lifetime® 2035 Fund | R2
Prospectus:
Trading Symbol	LFESX
MFS® Lifetime® 2035 Fund | R3
Prospectus:
Trading Symbol	LFETX
MFS® Lifetime® 2035 Fund | R4
Prospectus:
Trading Symbol	LFEUX
MFS® Lifetime® 2035 Fund | R6
Prospectus:
Trading Symbol	LFEKX
MFS® Lifetime® 2040 Fund | A
Prospectus:
Trading Symbol	MLFAX
MFS® Lifetime® 2040 Fund | B
Prospectus:
Trading Symbol	MLFBX
MFS® Lifetime® 2040 Fund | C
Prospectus:
Trading Symbol	MLFCX
MFS® Lifetime® 2040 Fund | I
Prospectus:
Trading Symbol	MLFIX
MFS® Lifetime® 2040 Fund | R1
Prospectus:
Trading Symbol	MLFEX
MFS® Lifetime® 2040 Fund | R2
Prospectus:
Trading Symbol	MLFGX
MFS® Lifetime® 2040 Fund | R3
Prospectus:
Trading Symbol	MLFHX
MFS® Lifetime® 2040 Fund | R4
Prospectus:
Trading Symbol	MLFJX
MFS® Lifetime® 2040 Fund | R6
Prospectus:
Trading Symbol	MLFKX
MFS® Lifetime® 2045 Fund | A
Prospectus:
Trading Symbol	LTMAX
MFS® Lifetime® 2045 Fund | B
Prospectus:
Trading Symbol	LTMBX
MFS® Lifetime® 2045 Fund | C
Prospectus:
Trading Symbol	LTMDX
MFS® Lifetime® 2045 Fund | I
Prospectus:
Trading Symbol	LTMKX
MFS® Lifetime® 2045 Fund | R1
Prospectus:
Trading Symbol	LTMRX
MFS® Lifetime® 2045 Fund | R2
Prospectus:
Trading Symbol	LTMSX
MFS® Lifetime® 2045 Fund | R3
Prospectus:
Trading Symbol	LTMTX
MFS® Lifetime® 2045 Fund | R4
Prospectus:
Trading Symbol	LTMUX
MFS® Lifetime® 2045 Fund | R6
Prospectus:
Trading Symbol	LTMLX
MFS® Lifetime® 2050 Fund | A
Prospectus:
Trading Symbol	MFFSX
MFS® Lifetime® 2050 Fund | B
Prospectus:
Trading Symbol	MFFRX
MFS® Lifetime® 2050 Fund | C
Prospectus:
Trading Symbol	MFFDX
MFS® Lifetime® 2050 Fund | I
Prospectus:
Trading Symbol	MFFIX
MFS® Lifetime® 2050 Fund | R1
Prospectus:
Trading Symbol	MFFMX
MFS® Lifetime® 2050 Fund | R2
Prospectus:
Trading Symbol	MFFNX
MFS® Lifetime® 2050 Fund | R3
Prospectus:
Trading Symbol	MFFOX
MFS® Lifetime® 2050 Fund | R4
Prospectus:
Trading Symbol	MFFPX
MFS® Lifetime® 2050 Fund | R6
Prospectus:
Trading Symbol	MFFKX
MFS® Lifetime® 2055 Fund | A
Prospectus:
Trading Symbol	LFIAX
MFS® Lifetime® 2055 Fund | B
Prospectus:
Trading Symbol	LFIBX
MFS® Lifetime® 2055 Fund | C
Prospectus:
Trading Symbol	LFICX
MFS® Lifetime® 2055 Fund | I
Prospectus:
Trading Symbol	LFIIX
MFS® Lifetime® 2055 Fund | R1
Prospectus:
Trading Symbol	LFIRX
MFS® Lifetime® 2055 Fund | R2
Prospectus:
Trading Symbol	LFISX
MFS® Lifetime® 2055 Fund | R3
Prospectus:
Trading Symbol	LFITX
MFS® Lifetime® 2055 Fund | R4
Prospectus:
Trading Symbol	LFIUX
MFS® Lifetime® 2055 Fund | R6
Prospectus:
Trading Symbol	LFIKX
MFS® Lifetime® 2060 Fund | A
Prospectus:
Trading Symbol	MFJAX
MFS® Lifetime® 2060 Fund | B
Prospectus:
Trading Symbol	MFJBX
MFS® Lifetime® 2060 Fund | C
Prospectus:
Trading Symbol	MFJCX
MFS® Lifetime® 2060 Fund | I
Prospectus:
Trading Symbol	MFJIX
MFS® Lifetime® 2060 Fund | R1
Prospectus:
Trading Symbol	MFJEX
MFS® Lifetime® 2060 Fund | R2
Prospectus:
Trading Symbol	MFJGX
MFS® Lifetime® 2060 Fund | R3
Prospectus:
Trading Symbol	MFJTX
MFS® Lifetime® 2060 Fund | R4
Prospectus:
Trading Symbol	MFJUX
MFS® Lifetime® 2060 Fund | R6
Prospectus:
Trading Symbol	MFJKX